OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Other Long Term Liabilities [Abstract]
Schedule of Other Long-term Liabilities	The company’s other long-term liabilities as at December 31 are comprised of the following:

(MILLIONS)	2025	2024
Lease liabilities	$271	$293
Pension obligations	52	46
Other	120	77
	$443	$416